Capital World Growth and Income Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

February 5, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital World Growth and Income Fund
File Nos. 033-54444 and 811-07338

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2014 of the Registrant’s Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940.

If you have any questions please do not hesitate to contact me at (213) 486-9308 or Katie Newhall at (213) 615-0108.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton